Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Bad debt expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Amortization expense			3,037	3,038	4,050	4,050
Net operating loss carry-forwards					25,200,000	23,800,000
Accumulated amortization	15,187		15,187		12,150	8,100
Increase (Decrease) in Inventories						1,132
Advertising and Marketing Costs			96,220	84,616	111,824	111,104
Amortization expense			3,037	3,038
Research and development expenses	$ 25,334	$ 65,885	$ 222,568	$ 247,157	$ 355,936	598,810
Description of patent			straight-line basis over the estimated useful life of 10 years		straight-line basis over the estimated useful life of 10 years
Impaired and written-off					$ 33,598	$ 0
Potential antidilutive shares					10,678,412
Restricted Stock Units [Member]
Potential antidilutive shares			40,315,000	47,665,000	46,165,000	47,665,000
Warrants [Member]
Potential antidilutive shares			412,500
Convertible Notes Payable - Related Party [Member]
Potential antidilutive shares			10,423,896	6,014,802	9,197,376	3,747,463
Convertible Notes Payable [Member]
Potential antidilutive shares			16,366,328	2,381,108	412,500	1,483,530